Vessels, net (Details Narrative)	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended		5 Months Ended			6 Months Ended	7 Months Ended	8 Months Ended				9 Months Ended	10 Months Ended	11 Months Ended			12 Months Ended
	Jan. 22, 2024 USD ($)	Mar. 06, 2023 USD ($)	Mar. 31, 2023 USD ($)	May 13, 2022 USD ($)	Apr. 29, 2022 USD ($)	May 28, 2024 USD ($)	Jun. 05, 2023 USD ($)	May 31, 2022 USD ($)	Jun. 30, 2024 USD ($)	Aug. 11, 2023 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Aug. 18, 2023 USD ($)	Aug. 16, 2023 USD ($)	Sep. 30, 2023 USD ($)	Oct. 23, 2024 USD ($)	Dec. 03, 2024 USD ($)	Nov. 19, 2024 USD ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Payment of installments																				$ 7,522,000	$ 19,074,000	$ 28,172,000
gross price of sale																				11,498,000	35,097,000	0
Reversal of impairment loss recognised in profit or loss, property, plant and equipment																				1,891,000	4,400,000	0
Purchase of property, plant and equipment, classified as investing activities																				$ 105,090,000	(0)	(0)
Credit facility collateral description																				six of the Company’s vessels, with value $177.6 million (absolute amount), have been pledged as collateral to secure the bank loans
Impairment loss																				$ 0	$ 0	0
Calypso Shipholding S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type					bulk carrier
Vessel Capacity					64,000
Additions					$ 37,500,000
Payment of installments	$ 18,500,000		$ 3,800,000					$ 7,400,000							$ 3,700,000				$ 3,700,000
Vessel Delivery Date					Jan. 25, 2024
Paralus Shipholding S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type				bulk carriers
Vessel Delivery Date				Sep. 20, 2024
Daxos Maritime Limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel Capacity				64,000
Vessel Delivery Date				Aug. 20, 2024
Daxos Maritime Limited and Paralus Shipholding S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions				$ 70,300,000
Sun Globe [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel Delivery Date		Jun. 05, 2023
Vessel year built		2007
gross price of sale		$ 14,100,000
Disposal		$ 13,617,000
Reversal of impairment loss recognised in profit or loss, property, plant and equipment			$ 4,400,000
Gain on vessels sale							$ 71,000
Sky globe [ member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel Delivery Date										Sep. 07, 2023
Vessel year built										2009
gross price of sale										$ 10,700,000
Gain on vessels sale										$ 2,200,000
Star globe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel Delivery Date														Sep. 13, 2023
Vessel year built														2010
gross price of sale														$ 11,200,000
Gain on vessels sale														$ 1,600,000
Two newbuild bulk carriers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type													bulk carriers
Vessel Capacity													64,000
Additions													$ 75,500,000
Payment of installments											$ 7,500,000	$ 7,500,000
Vessel Delivery Date													second half of 2026
Moon Globe [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel Delivery Date						Jul. 08, 2024
Vessel year built						2005
gross price of sale						$ 11,500,000
Reversal of impairment loss recognised in profit or loss, property, plant and equipment									$ 1,891,000
GLBS Angel [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type																Kamsarmax
Vessel Capacity																81,119
Payment of installments																		$ 18,000,000
Vessel Delivery Date																Nov. 19, 2024
Vessel year built																2016
Purchase of property, plant and equipment, classified as investing activities																$ 27,500,000
GLBS Gigi [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type																dry bulk
Vessel Capacity																81,817
Payment of installments																	$ 17,000,000
Vessel Delivery Date																Dec. 03, 2024
Vessel year built																2014
Purchase of property, plant and equipment, classified as investing activities																$ 26,500,000
Five Vessels [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions																						$ 1,100,000